Document and Entity Information	Dec. 23, 2024
Document Information [Line Items]
Entity Registrant Name	Heron Therapeutics, Inc.
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000818033
Document Type	8-K
Document Period End Date	Dec. 23, 2024
Entity Incorporation State or Country Code	DE
Entity File Number	001-33221
Entity Tax Identification Number	94-2875566
Entity Address, Address Line One	100 Regency Forest Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Cary
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27518
City Area Code	(858)
Local Phone Number	251-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12b Security	Common Stock, par value $0.01 per share
Trading Symbol	HRTX
Entity Emerging Growth Company	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	4242 Campus Point Court
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121